Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Summary of Loans Receivable
A summary of the Bank's loans receivable at December 31, 2012 and 2011 is as follows:

	December 31,
(in thousands)	2012	2011
Commercial and industrial	$376,988	$321,988
Commercial tax-exempt	92,202	81,532
Owner occupied real estate	268,372	279,372
Commercial construction and land development	100,399	103,153
Commercial real estate	394,404	364,405
Residential	83,899	83,940
Consumer	212,533	202,278
	1,528,797	1,436,668
Less: allowance for loan losses	25,282	21,620
Net loans receivable	$1,503,515	$1,415,048

Summary of Nonaccrual Loans, by Type
The following table summarizes nonaccrual loans by loan type at December 31, 2012 and 2011:

	December 31,
(in thousands)	2012	2011
Nonaccrual loans:
Commercial and industrial	$11,289	$10,162
Commercial tax-exempt	—	—
Owner occupied real estate	3,119	2,895
Commercial construction and land development	6,300	8,511
Commercial real estate	5,659	7,820
Residential	3,203	2,912
Consumer	2,846	1,829
Total nonaccrual loans	$32,416	$34,129

Age Analysis of Past Due Loan Receivables
The following table is an age analysis of past due loan receivables as of December 31, 2012 and 2011:

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2012
Commercial and industrial	$368,769	$1,096	$3,256	$3,867	$8,219	$376,988	$30
Commercial tax-exempt	92,202	—	—	—	—	92,202	—
Owner occupied real estate	265,817	610	353	1,592	2,555	268,372	—
Commercial construction and land development	89,250	4,251	4,318	2,580	11,149	100,399	188
Commercial real estate	386,821	3,846	78	3,659	7,583	394,404	—
Residential	76,587	4,303	1,252	1,757	7,312	83,899	—
Consumer	208,335	2,277	410	1,511	4,198	212,533	2
Total	$1,487,781	$16,383	$9,667	$14,966	$41,016	$1,528,797	$220

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2011
Commercial and industrial	$317,016	$696	$1,083	$3,193	$4,972	$321,988	$—
Commercial tax-exempt	81,532	—	—	—	—	81,532	—
Owner occupied real estate	274,720	2,423	328	1,901	4,652	279,372	—
Commercial construction and land development	94,160	470	219	8,304	8,993	103,153	—
Commercial real estate	354,818	2,191	1,272	6,124	9,587	364,405	—
Residential	75,841	4,587	607	2,905	8,099	83,940	621
Consumer	199,671	1,314	350	943	2,607	202,278	71
Total	$1,397,758	$11,681	$3,859	$23,370	$38,910	$1,436,668	$692

Summary of Allowances on Loan Receivables, by Class
A summary of the ALL and balance of loans receivable by loan class and by impairment method as of December 31, 2012 and 2011 is detailed in the tables that follow.

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construc-tion and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total

December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$2,399	$—	$1,451	$2,470	$800	$—	$—	$—	$7,120
Collectively evaluated for impairment	7,560	83	678	4,752	3,183	324	793	789	18,162
Total ALL	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
Loans receivable:
Loans evaluated individually	$13,082	$—	$3,380	$15,549	$17,136	$4,163	$3,331	$—	$56,641
Loans evaluated collectively	363,906	92,202	264,992	84,850	377,268	79,736	209,202	—	1,472,156
Total loans receivable	$376,988	$92,202	$268,372	$100,399	$394,404	$83,899	$212,533	$—	$1,528,797

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total
December 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$1,000	$—	$30	$2,600	$—	$—	$—	$—	$3,630
Collectively evaluated for impairment	7,400	79	699	5,240	3,241	435	831	65	17,990
Total ALL	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Loans receivable:
Loans evaluated individually	$15,504	$—	$7,492	$23,216	$12,117	$3,346	$1,829	$—	$63,504
Loans evaluated collectively	306,484	81,532	271,880	79,937	352,288	80,594	200,449	—	1,373,164
Total loans receivable	$321,988	$81,532	$279,372	$103,153	$364,405	$83,940	$202,278	$—	$1,436,668
The following tables summarize the transactions in the ALL for the twelve months ended December 31, 2012 and 2011:

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2012
Balance at January 1	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Provision charged to operating expenses	3,634	4	2,165	243	2,498	193	639	724	10,100
Recoveries of loans previously charged-off	227	—	7	517	97	4	67	—	919
Loans charged-off	(2,302)	—	(772)	(1,378)	(1,853)	(308)	(744)	—	(7,357)
Balance at December 31	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2011
Balance at January 1	$9,679	$86	$910	$5,420	$4,002	$442	$702	$377	$21,618
Provision charged to operating expenses	6,510	(7)	13	13,038	76	113	1,161	(312)	20,592
Recoveries of loans previously charged-off	156	—	60	11	15	68	135	—	445
Loans charged-off	(7,945)	—	(254)	(10,629)	(852)	(188)	(1,167)	—	(21,035)
Balance at December 31	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620

The following table summarizes the transactions in the ALL for the twelve months ended December 31, 2010. The table is presented in summary as the FASB guidance issued in July 2010 related to an entity's allowance for credit losses and the credit quality of its financing receivables required the activity by portfolio segment be disclosed only for periods beginning on or after December 15, 2010.

Year Ended December 31,
(in thousands)	2010
Balance at beginning of year	$14,391
Provision charged to expense	21,000
Recoveries	522
Loans charged off	(14,295)
Balance at end of year	$21,618

Schedule of Impaired Loan Receivables
The following table presents information regarding the Company's impaired loans as of December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Loans with no related allowance:
Commercial and industrial	$7,426	$11,746	$—	$14,504	$19,672	$—
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	1,929	2,301	—	7,000	8,845	—
Commercial construction and land development	7,716	8,500	—	11,203	19,756	—
Commercial real estate	12,965	14,619	—	12,117	12,390	—
Residential	4,163	4,423	—	3,346	3,729	—
Consumer	3,331	3,547	—	1,829	2,168	—
Total impaired loans with no related allowance	37,530	45,136	—	49,999	66,560	—
Loans with an allowance recorded:
Commercial and industrial	5,656	6,526	2,399	1,000	1,000	1,000
Owner occupied real estate	1,451	1,451	1,451	492	659	30
Commercial construction and land development	7,833	7,833	2,470	12,013	12,013	2,600
Commercial real estate	4,171	4,172	800	—	—	—
Total impaired loans with an allowance recorded	19,111	19,982	7,120	13,505	13,672	3,630
Total impaired loans:
Commercial and industrial	13,082	18,272	2,399	15,504	20,672	1,000
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	3,380	3,752	1,451	7,492	9,504	30
Commercial construction and land development	15,549	16,333	2,470	23,216	31,769	2,600
Commercial real estate	17,136	18,791	800	12,117	12,390	—
Residential	4,163	4,423	—	3,346	3,729	—
Consumer	3,331	3,547	—	1,829	2,168	—
Total impaired loans	$56,641	$65,118	$7,120	$63,504	$80,232	$3,630
The following table presents additional information regarding the Company's impaired loans for the twelve months ended December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance:
Commercial and industrial	$11,567	$171	$12,901	$141
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	3,846	150	5,333	191
Commercial construction and land development	10,319	510	11,803	231
Commercial real estate	12,434	319	9,500	192
Residential	3,994	43	3,557	6
Consumer	2,539	18	1,945	—
Total impaired loans with no related allowance	44,699	1,211	45,039	761
Loans with an allowance recorded:
Commercial and industrial	5,258	—	7,974	—
Owner occupied real estate	1,571	—	453	—
Commercial construction and land development	11,375	—	4,637	—
Commercial real estate	655	—	—	—
Total impaired loans with an allowance recorded	18,859	—	13,064	—
Total impaired loans:
Commercial and industrial	16,825	171	20,875	141
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	5,417	150	5,786	191
Commercial construction and land development	21,694	510	16,440	231
Commercial real estate	13,089	319	9,500	192
Residential	3,994	43	3,557	6
Consumer	2,539	18	1,945	—
Total impaired loans	$63,558	$1,211	$58,103	$761

Credit Quality Indicators for Commercial Loans, by Loan Type
Consumer credit exposures are rated as performing or nonperforming as detailed below at December 31, 2012 and 2011:

	December 31, 2012
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$80,696	$3,203	$83,899
Consumer	209,687	2,846	212,533
Total	$290,383	$6,049	$296,432

	December 31, 2011
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$81,028	$2,912	$83,940
Consumer	200,449	1,829	202,278
Total	$281,477	$4,741	$286,218
Credit quality indicators for commercial loans broken out by loan type are presented in the following tables for the years ended December 31, 2012 and 2011. There were no loans classified as doubtful for the years ended December 31, 2012 or December 31, 2011.

	December 31, 2012
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$335,463	$6,120	$24,116	$11,289	$—	$376,988
Commercial tax-exempt	92,202	—	—	—	—	92,202
Owner occupied real estate	253,338	4,160	7,755	3,119	—	268,372
Commercial construction and land development	81,219	5,046	7,834	6,300	—	100,399
Commercial real estate	379,313	574	8,858	5,659	—	394,404
Total	$1,141,535	$15,900	$48,563	$26,367	$—	$1,232,365

	December 31, 2011
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$280,884	$9,176	$21,766	$10,162	$—	$321,988
Commercial tax-exempt	77,657	3,875	—	—	—	81,532
Owner occupied real estate	263,001	2,887	10,589	2,895	—	279,372
Commercial construction and land development	76,374	3,071	15,197	8,511	—	103,153
Commercial real estate	349,786	794	6,005	7,820	—	364,405
Total	$1,047,702	$19,803	$53,557	$29,388	$—	$1,150,450

Troubled Debt Restructurings on Loan Receivables, by Concession Type
The following table presents the recorded investment at the time of restructure of new TDRs and their concession, modified during the twelve month periods ended December 31, 2012 and 2011. The recorded investment at the time of restructure was the same pre-modification and post-modification, therefore there was no financial effect of the modification on the recorded investment. The loans included are considered TDRs as a result of the Bank implementing one or more of the following concessions: granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these concessions.

New TDRs with Concession Type:	Twelve Months Ended
	December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure
Commercial and industrial:
Material extension of time	1	$1,262	2	$629
Forbearance agreement	—	—	4	12,456
Interest rate adjustment	1	3,404	—	—
Change in amortization period	—	—	4	405
Combination of concessions	2	3,231	—	—
Total commercial and industrial	4	7,897	10	13,490
Owner occupied real estate:
Forbearance agreement	—	—	1	87
Combination of concessions	1	1,451	—	—
Total owner occupied real estate	1	1,451	1	87
Commercial construction and land development:
Material extension of time	5	3,396	16	10,932
Forbearance agreement	—	—	1	231
Combination of concessions	1	3,546	—	—
Total commercial construction and land development	6	6,942	17	11,163
Commercial real estate:
Material extension of time	1	68	—	—
Forbearance agreement	—	—	1	93
Interest rate adjustment	—	—	1	1,194
Change in amortization period	—	—	3	3,081
Combination of concessions	1	3,275	—	—
Total commercial real estate	2	3,343	5	4,368
Residential:
Material extension of time	2	329	—	—
Interest rate adjustment	—	—	1	195
Change in amortization period	—	—	1	355
Combination of concessions	1	195	1	78
Total residential	3	524	3	628
Consumer:
Material extension of time	4	426	—	—
Combination of concessions	2	182	—	—
Total consumer	6	608	—	—
Total	22	$20,765	36	$29,736

Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months, Subsequently Defaulted
The following table represents loans receivable modified as TDRs within the twelve months previous to December 31, 2012 and 2011, respectively, which subsequently defaulted during the 12 month periods ended December 31, 2012 and 2011, respectively. The Bank's policy is to consider a loan past due or delinquent if payment is not received on or before the due date.

Troubled Debt Restructurings That Subsequently Payment Defaulted:	Twelve Months Ended
	December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial and industrial	3	$3,901	4	$5,531
Commercial tax-exempt	—	—	—	—
Owner occupied real estate	—	—	—	—
Commercial construction and land development	6	6,169	11	9,162
Commercial real estate	1	66	2	747
Residential	2	258	3	617
Consumer	4	308	—	—
Total	16	$10,702	20	$16,057